Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000159047 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000159047 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000159047 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000159047 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000159047 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000159047 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000159047 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000159047 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000159047 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000159047 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000159047 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000159047 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000159047 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159047 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159047 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159047 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159047 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159047 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159047 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159047 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159047 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159047 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159045 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000159045 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000159045 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000159045 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000159045 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000159045 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000159045 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000159045 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000159045 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000159045 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[3]
C000159045 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000159045 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000159045 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159045 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159045 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159045 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159045 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159045 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159045 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159045 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159045 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159045 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159046 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000159046 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000159046 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000159046 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000159046 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000159046 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000159046 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000159046 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000159046 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000159046 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[5]
C000159046 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000159046 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000159046 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159046 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159046 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159046 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159046 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159046 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159046 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159046 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159046 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159046 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253866 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000253866 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000253866 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000253866 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000253866 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000253866 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000253866 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[7]
C000253866 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[7]
C000253866 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[7]
C000253866 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000253866 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[8]
C000253866 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[8]
C000253866 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[8]
C000253866 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[8]
C000253866 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[8]
C000253866 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000253866 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000253866 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000253866 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000253866 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[8]

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Excludes short-term securities.
[8]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.